Commitments and Contingencies (Tables)	12 Months Ended
Dec. 31, 2012
Schedule of Changes in Asset Retirement Obligations

The following shows the changes in the asset retirement obligations:

     years ended December 31:

(add 000)	2012	2011
Balance at January 1	$43,233	$41,079
Accretion expense	2,712	2,645
Liabilities incurred	204	3,062
Liabilities settled	(126)	(2,091)
Revisions in estimated cash flows	150	(1,462)
Balance at December 31	$46,173	$43,233

Schedule of Contractual Purchase Commitments	The Corporation’s contractual purchase commitments as of December 31, 2012 are as follows:

(add 000)
2013	$41,496
2014	8,659
2015	229
Total	$50,384